SUPPLEMENT DATED AUGUST 20, 2003
                                       TO
                                 THE PROSPECTUS

                               DATED JULY 29, 2003

                                Buffalo Funds(R)

                                  Balanced Fund
                                 High Yield Fund
                                 Large Cap Fund
                                  Mid Cap Fund
                            Science & Technology Fund
                                 Small Cap Fund
                                 USA Global Fund


The third paragraph on Page 10 of the Prospectus is amended as follows:

     Kent Gasaway and Robert Male are co-lead managers of the Buffalo Large Cap Fund, Mid Cap Fund, Small Cap Fund and USA Global Fund portfolios. Kornitzer Capital Management, Inc. ("KCM") utilizes an investment committee to manage the Buffalo Science & Technology Fund.

These changes are a result of the departure of Tom Laming from KCM, the Funds' investment adviser.





               Please retain this Supplement with your Prospectus.